INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
Investment Securities

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2011.

	Held-to-Maturity				Available-for-Sale
(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Market Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Market Value
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$45,757	$433	$0	$46,190
Mortgage-backed securities	90	2	0	92	1,344,015	21,394	(2,031)	1,363,378
Obligations of state and other political subdivisions	2,574	227	0	2,801	9,270	121	(5)	9,386
Other securities	0	0	0	0	22,448	530	(86)	22,892
Total	$2,664	$229	$0	$2,893	$1,421,490	$22,478	$(2,122)	$1,441,846

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2010.

	Held-to-Maturity				Available-for-Sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
U.S. Treasuries	$13,959	$390	$(18)	$14,331	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	105,028	957	0	105,985
Mortgage-backed securities	118	4	0	122	775,867	15,513	(2,630)	788,750
Obligations of state and other political subdivisions	3,329	284	0	3,613	13,708	207	(91)	13,824
Other securities	0	0	0	0	9,943	614	(6)	10,551
Total	$17,406	$678	$(18)	$18,066	$904,546	$17,291	$(2,727)	$919,110

During the year ended December 31, 2011, First Financial sold available-for-sale securities with a fair value of $162.6 million at the date of sale and recorded a $2.5 million pre-tax gain. The investment gain after taxes was $1.6 million for the year ended December 31, 2011.

During the year ended December 31, 2010, no available-for-sale securities were sold.

During the year ended December 31, 2009, First Financial sold available-for-sale securities with a fair value of $152.8 million at the date of sale and recorded a $3.3 million net pre-tax gain. There was a net investment gain after taxes of $2.1 million for the year ended December 31, 2009.

The carrying value of investment securities pledged as collateral to secure public deposits, repurchase agreements, and for other purposes as required by law totaled $757.4 million at December 31, 2011, and $671.2 million at December 31, 2010.

The amortized cost and market value of investment securities, including mortgage-backed securities at December 31, 2011, by estimated lives, are shown in the table that follows. The estimated lives on mortgage-backed securities may differ from contractual maturities as issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

The following is a summary of investment securities by estimated maturity as of December 31, 2011.

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Market Value	Amortized Cost	Market Value
Due in one year or less	$294	$296	$38,331	$38,619
Due after one year through five years	1,329	1,392	836,507	853,883
Due after five years through ten years	197	230	170,743	172,523
Due after ten years	844	975	375,909	376,821
Total	$2,664	$2,893	$1,421,490	$1,441,846

The following tables present the age of gross unrealized losses and associated fair value by investment category.

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mortgage-backed securities	$343,883	$1,938	$29,562	$93	$373,445	$2,031
Obligations of state and other political subdivisions	0	0	2,278	5	2,278	5
Other securities	9,133	86	17	0	9,150	86
Total	$353,016	$2,024	$31,857	$98	$384,873	$2,122

	December 31, 2010
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Loss	Value	Loss	Value	Loss
U.S. Treasuries	$2,334	$18	$0	$0	$2,334	$18
Mortgage-backed securities	280,445	2,538	1,336	92	281,781	2,630
Obligations of state and other political subdivisions	0	0	2,194	91	2,194	91
Other securities	2,217	6	17	0	2,234	6
Total	$284,996	$2,562	$3,547	$183	$288,543	$2,745

Unrealized losses on debt securities are generally due to higher current market yields relative to the yields of the debt securities at their amortized cost.  All securities with unrealized losses are reviewed quarterly to determine if any impairment is considered other than temporary, requiring a write-down to fair market value. First Financial considers the percentage loss on a security, duration of the loss, average life or duration of the security, credit rating of the security, payment performance, and the Company’s intent and ability to hold the security when determining whether any impairment is other than temporary. At this time First Financial does not intend to sell, and it is not more likely than not that the Company will be required to sell debt security issues temporarily impaired prior to maturity or recovery of book value. First Financial had no other than temporary impairment charges for the years ended December 31, 2011 and 2010.

For further detail on the fair value of investment securities, see Note 22 – Fair Value Disclosures.